S000066240 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Wasatch Global Select Fund | INVESTOR CLASS SHARES
Prospectus [Line Items]
Annual Return [Percent]	1.74%	0.50%	27.77%	(33.10%)	8.04%	34.68%